Share and Other Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share And Other Capital
Disclosure of Change in Stock Options Issued

During 2019 and 2018, the Company granted Deferred Share Units (“DSU”) and stock options under the LTIP, and stock options under the Stock Option Plan in 2017, as follows:

	Years ended December 31,
	2019		2018		2017
US dollar-denominated grants	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the year	888,816	3.66	712,415	4.66	966,539	7.23
Granted	335,000	2.00	426,000	1.74	390,000	2.05
Exercised	(163,850)	2.42	—	—	—	—
Canceled/Forfeited	(6,000)	13.39	(249,599)	3.23	(643,271)	6.02
Expired	(100,850)	2.24	—	—	(853)	704.88
Balance – End of period	953,116	3.38	888,816	3.66	712,415	4.66

	Years ended December 31,
	2019		2018		2017
Canadian dollar-denominated stock options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the year	869	743.56	1,503	605.84	1,858	820.27
Forfeited	—	—	(104)	668.65	—	—
Expired	(428)	570.00	(530)	367.70	(355)	1,728.15
Balance – End of the year	441	912.00	869	743.56	1,503	605.84

	Options outstanding			Options exercisable
Range of US dollar-denominated options exercise price	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
0.87 to 1.45	160,000	7.57	0.91	—	—	—
1.46 to 1.79	142,000	7.26	1.67	108,667	7.88	1.74
1.80 to 2.11	370,000	5.67	2.07	213,334	5.23	2.06
2.12 to 3.50	253,948	7.03	3.18	228,948	6.74	3.30
3.51 to 1,044.00	27,168	2.79	46.56	27,168	2.79	46.56
	953,116	6.50	3.38	578,117	6.21	4.58

	Canadian dollar options outstanding and exercisable as at December 31, 2019
Exercise price (CAN$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAN$)
0 to 912.00	441	0.87	912.00

Summary of Assumptions to Determine Share-Based Compensation Costs Over the Life of Awards

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2019	2018
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	110.02%	129.23%
Risk-free annual interest rate	(c)	1.86%	2.51%
Expected life (years)	(d)	5.94	3.6
Weighted average share price		$2.00	$1.74
Weighted average exercise price		$2.00	$1.74
Weighted average grant date fair value		$1.73	$1.39

(a) The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b) Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c) Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d) Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.